Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,795,192)	$ (584,539)	$ (1,106,962)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management		37,500	37,500	240,000
Stock-based compensation -services	2,280,000		58,250	218,784
Non-cash leases expenses	60,357	175,930
Amortization of debt discount	71,554		11,026
Change in fair value of derivative liabilities	24,679		4,241
Changes in operating assets and liabilities:
Prepaid expenses	22,281	(63,166)	(20,436)
Other receivable	(80)
Other current assets				(1,763)
Accounts payable and accrued liabilities	229,199	329,006	479,888	209,552
Accrued interest	26,876	24,619	54,796	30,820
Operating lease liabilities	(62,323)	(179,841)
Change of right-of-use assets and lease liabilities			(9,810)	2,056
Net Cash used in Operating Activities	(142,649)	(260,491)	(491,507)	(556,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft		5,976		28
Proceeds from issuance of common stock			25,000	400,000
Proceeds from loans payable	2,000	229,000	369,150	40,500
Proceeds from convertible notes	167,400		28,000	101,241
Repayment of loans payable				(12,500)
Proceeds from stock subscription		60,000	60,000
Proceeds from related parties	28,440	30,138	157,828	171,776
Repayment to related parties	(57,866)	(74,550)	(148,552)	(121,196)
Net Cash provided by Financing Activities	139,974	250,564	491,426	579,849
Net change in cash	(2,675)	(9,927)	(81)	23,801
Cash, beginning of period	41,870	41,951	41,951	18,150
Cash, end of period	39,195	32,024	41,870	41,951
Supplemental cash flow information
Cash paid for interest			166
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt				179,144
Common stock issued for compensation - management		37,500	37,500	240,000
Common stock issued for compensation - services	2,280,000		$ 58,225	$ 218,784
Derivative liabilities recognized as debt discount	$ 167,400